EARNINGS PER SHARE (Details) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Numerator (Income):
Net income (loss) available to common shareholders	$ (17,014,568)	$ 3,656,161	$ 3,441,901	$ 4,819,306	$ (7,518,400)
Dilutive net income (loss) attributable to common shareholders	$ (17,014,568)	$ 3,656,161	$ 3,441,901		$ (7,518,400)
Denominator (Weighted Average Shares):
Shares available to common shareholders	7,356,250	1,656,250	1,656,250		5,685,920
Effect of dilutive securities:
Restricted share awards	4,100	0	0		9,961
Dilutive shares	7,360,350	1,656,250	1,656,250		5,695,881